Fair Value Measurements, Significant Unobservable Inputs (FY) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Contingent Consideration attributable to the Second Phase acquisition		$ (290)	$ 0	$ (406)	$ 0	$ 0
Recurring [Member] | Level 3 [Member] | Warrants Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Liability value, beginning balance		1,172	246	246	234
Change in fair value	[1]			926	12
Liability value, ending balance				1,172	246	234
Recurring [Member] | Level 3 [Member] | Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Liability value, beginning balance		660	$ 1,066	1,066	0
Change in fair value		290		(406)	1,066
Liability value, ending balance		$ 370		$ 660	$ 1,066	$ 0

[1]	Amount is included in other expense in the accompanying Statements of Operations and Comprehensive Loss